Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.3%
Goldman Sachs Physical Gold ETF*	294,605	$5,152,642
CURRENCY – 15.1%
Invesco DB U.S. Dollar Index Bullish Fund*	295,269	8,353,160
EQUITY – 20.4%
Vanguard Mega Cap ETF	20,244	2,913,111
Vanguard Mega Cap Value ETF	83,090	8,361,347
		11,274,458
FIXED INCOME – 55.0%
Vanguard Short-Term Bond ETF(a)	214,940	16,651,402
Vanguard Short-Term Inflation-Protected Securities ETF	218,062	10,977,241
Vanguard Short-Term Treasury ETF	46,656	2,754,570
		30,383,213
TOTAL EXCHANGE-TRADED FUNDS
(Cost $55,120,369)		55,163,473

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(b)	141,361	141,361
TOTAL SHORT TERM INVESTMENTS
(Cost $141,361)		141,361
TOTAL INVESTMENTS – 100.1%
(Cost $55,261,730)		55,304,834
Liabilities in Excess of Other Assets – (0.1%)		(27,124)
TOTAL NET ASSETS – 100.0%		$55,277,710

*	Non-income producing security.
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.